1. ORGANIZATION AND PRINCIPLE ACTIVITIES	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPLE ACTIVITIES

Fincera Inc. (the “Company” or “Fincera”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of 1) Internet-business and 2) Property lease and management business. Our internet-based segment is its own reportable segment. Within our property lease and management business are two additional reportable segments: hotel and office leasing. The Company is in the process of winding down its commercial vehicle sales, leasing and support business and insurance agency business. All the business is conducted in the People’s Republic of China (the “PRC” or “China”).

In October 2016, the Company acquired 100% equity interest of Eastern Eagle and its subsidiaries which mainly operate Shijiazhuang Hilton Hotel (the “Hotel”) from Smart Success, an entity wholly-owned by the significant shareholder of the Company. The Company accounted for this transaction using the method similar to the pooling-of-interests method in accordance with ASC 805-50; accordingly, the assets and liabilities and operations of the Company and Eastern Eagle were combined at their historical carrying amounts, and all periods presented were adjusted as if the entities had always been combined when the combining entities were under common control since July 2007. Intercompany balances and transactions between the combining entities prior to the acquisition are eliminated from the combined financial statements.

On September 14, 2017, the Company’s Board of Directors approved a two-for-one stock split of the Company’s common stock, par value $0.001. The stock split was in the form of a stock dividend distributed on November 8, 2017 to stockholders of record at the close of business on November 1, 2017. The stock split entitled each stockholder to receive one additional share of common stock, par value $0.001, for each share they held as of the record date. All common stock share and per share data for all periods presented in the accompanying consolidated financial statements and related notes are have been adjusted to reflect the Stock Split, except for authorized common shares, which were not affected.

Internet-based business

From February 2012 to October 2014, the Company established a series of subsidiaries, including Chuang Jin World Investment Limited (“Chuang Jin World”) and Hebei Remittance Guarantee Limited (“Hebei Remittance”). Through its variable interest entities (“VIEs”) it also established Beijing Yihaoche Technology, Dianfubao Investments Limited and Qingyi Technology Limited. All of these subsidiaries and subsidiaries of VIEs were established to facilitate the internet-based operations including a new peer-to-peer lending platform called CeraVest, and a payment processing and settlement platform called CeraPay.

CeraVest, launched at the end of 2014, is a proprietary peer-to-peer (“P2P”) lending platform. Before July 2017, the Company offered small and medium sized businesses (“SMBs”) 180-day financing at competitive interest rates through CeraVest, which is guaranteed by legal representatives or shareholders of the SMBs and 8.0% of the principal balance of the loan is remitted to the Company as a loan deposit recorded as security deposits under other payables and accrued liabilities (Note 9). These 180-day loans are funded by investors, who can invest in two types of products “CeraVest Fixed” and “CeraVest Flex” through the CeraVest platform simply by visiting the platform’s website (www.qingyidai.com), completing the registration process and selecting which product to invest in. CeraVest Fixed, for investors to enter a transfer agreement at a same period and quoted rate of return as the 180-day loans, of which interest is established at approximately 8.62% per annum. CeraVest Flex is designed to offer investors the flexibility to add to or withdraw from the investments, as opposed to the CeraVest Fixed. It transfers the 180-day loans and CeraPay receivables, to investors through a transfer agreement at a quoted rate of return of approximately 8.03% per annum.

CeraPay, launched at the end of 2014, is our proprietary revolving credit product that also processes and settles transactions between our borrowers and merchants. CeraPay users are provided with a credit line that can be utilized at participating CeraPay merchants or be used to pay other CeraPay users. Having features similar to a credit card, there are no fees (other than late fees and penalties for CeraPay users who become delinquent on amounts borrowed) for using the CeraPay payments service as long as any outstanding balances are paid in full each month. Before July 2017, we generated revenue from CeraPay primarily by charging transaction fees, which were approximately 2.4%, to merchants participating in the network. Merchants may use CeraPay funds to make payments to other CeraPay users or merchants or cash out the funds via transfer to a bank account. CeraPay users are subject to an application and credit approval process and provide guarantees and collateral before they are provided with a credit line.

From July 2017, in order to comply with strengthened regulations, we re-developed the loan transaction process for all of our loan products so that loan facilitation occurs only through our peer-to-peer lending platform. After the adjustment, credit line transactions and loan request are all listed on our peer-to-peer lending platform for funding by investors, and we earn facilitation fee from borrowers.

Through CeraVest, we offer three types of financing services with different terms and payment schedules for borrowers and offer three corresponding investment products for investors, 30-day lines of credit transactions, 180-day term loans and installment loans. The underlying products of 30-day lines of credit transactions and installment loans result from CeraPay, of which transaction fees are collected and then allocated to the investors of the loans as interest payments and to the Company as a facilitation fee. These new products were offered in parallel with the old products, CeraVest Fixed and CeraVest Flex, which were phased out and terminated by December 2017 and February 2018, respectively.

On February 6, 2018, in accordance with regulations in China that require online lending information intermediaries to set up custody accounts with qualified banks to manage customer funds, we entered into an agreement with XWBank to provide fund custody services for our CeraVest customers and investors. We launched the new custody system on March 20, 2018. Under the arrangement, XWBank provides fund custody services which include transaction settlement and clearing, verification of platform fund transaction data, customer identity verification, and other services mandated by regulations in China. Sichuan XWBank is a non-state-owned bank established in December 2016 and is headquartered in Chengdu, China. It is the third commercial bank established in China with an internet based operating model and possesses no retail branches. It is the 7th ever civilian owned bank approved by the CBRC and it is the first civilian owned bank in the Sichuan province.

Property lease and management business

We own the Kaiyuan Finance Center, which is a 54 story large-scale commercial building with hotel, office and ancillary facilities, erected on a land parcel with a site area of approximately 10,601 square meters in the central business district of Shijiazhuang, China. The office space in the building comprises a total gross floor area of approximately 62,972 square meters. Our corporate headquarters occupies floors 26 and 27 and we lease out the space that we do not occupy (approximately 56,092 square meters).

The Kaiyuan Finance Center also houses the Hotel. This full-service, premiere hotel property totals over 119,000 square meters and includes guest rooms, restaurants, conference facilities, fitness center, spa and an underground parking garage. The Company has entered into a management and franchise agreement with Hilton Worldwide Holdings Inc. to manage and operate the Hotel.